Equity (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of share capital
As of December 31, 2021 and December 31, 2020, the issued share capital was distributed as follows:

	2021		2020
	Shares	Capital (US$)	Shares	Capital (US$)
Total	147,192,930	14,720	117,000,000	1,000

Class A	54,247,500	5,425	—	—

Class B	92,945,430	9,295	117,000,000	1,000

Summary of additional paid-in capital	The Additional Paid-in Capital amounts recorded as of December 31, 2021 and December 31, 2020 were demonstrated below:

	2021	2020
Class A	299,078	623
Class B	186,102	934

Total	485,180	1,557

Summary of dividends paid by the group
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2021, 2020 and 2019 were:

Shareholder	2021		2020		2019
		US$*		US$*		US$*
Class A	38,462	0.7090	—	—	—	—
Class B	58,067	0.6247	84,188	0.7196	46,397	0.3966

Total	96,529	0.6558	84,188	0.7196	46,397	0.3966

Summary of PSU activity for the period	Set out below is summary of PSU activity for the year ended December 31, 2021.

PSUs
Outstanding, December 31, 2020	—

Granted	289

Forfeited	(79)

Outstanding, December 31, 2021	210

Summary of earnings per share
There are no further outstanding financial instruments or agreements convertible into potentially dilutive common shares in the reporting years.

	2021	2020	2019
Net income for the year attributable to the Owners of the Company	122,476	62,209	58,539
Basic and diluted weighted average number of shares	135,983,968	117,000,000	117,000,000
Basic and diluted earnings per thousand shares	0.90066	0.53170	0.50033

Summary of the subsidiary with non-controlling interests
The Group’s subsidiary with non-controlling interests as of December 31, 2020 was Patria Investimentos Ltda. This entity has share capital consisting solely of ordinary shares.

		Equity(*)		Income (Loss) (*)
	Interest	2021	2020	2021	2020
Non-controlling interest in Patria Investimentos Ltda.	49%	—	1,758	(1,285)	(369)